Financial Instruments - Sensitivity Analysis Related to Currency Risk (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Pre-tax profit (loss) for the year	¥ 1,551	$ 238	¥ 1,533